Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

On February 21, 2023, the Company entered into an agreement for the purchase and sale of future receipts (the “Future Receipts Agreement”) with a commercial funding source pursuant to which the Company agreed to sell to the funder certain future trade receipts in the aggregate amount of $2,160,000 (the “Future Receipts Purchased Amount” for gross proceeds to the Company of $1,500,000, less origination fees of $75,000. Pursuant to the Future Receipts Agreement, the Company granted the funder a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Future Receipts Purchased Amount shall be repaid by the Company in 28 weekly installments of approximately $77,000 with the final payment due on September 5, 2023. On May 30, 2023, the Company entered into the May Loan (as defined below) for gross proceeds to the Company of $2,000,000, less origination fees of $100,000 and less the full outstanding balance under the Future Receipts Agreement of $1,157,143, resulting in net proceeds to the Company of $742,857.

On April 4, 2023, the Company entered into a Business Loan and Security Agreement (the “April Loan Agreement”) with a commercial funding source (the “April Lender”), pursuant to which the Company obtained a loan from the April Lender in the principal amount of $1,060,000, which includes origination fees of $60,000 (the “April Loan”). Pursuant to the April Loan Agreement, the Company granted the April Lender a continuing secondary security interest in; (i) any and all amounts owed to the Company now or in the future from any merchant processor processing charges made by customers of the Company via credit card or debit card transactions, and (ii) all other tangible and intangible property. The total amount of interest and fees payable by the Company to the April Lender under the April Loan (the “April Repayment Amount”) will be (i) $1,000,000 if paid prior to April 6, 2023, (ii) $1,219,000 if paid prior to April 10, 2023, or (iii) $1,590,000 if paid after April 10, 2023, and will be repaid in 20 weekly installments of $79,500 commencing on April 10, 2023 and ending on August 21, 2023. On April 24, 2023, the Company entered into the Loan Agreement (as defined below) for gross proceeds of $1,000,000, less the full outstanding balance under the April Loan Agreement of $139,500, resulting net proceeds to the Company of $860,500.

On April 24, 2023, the Company entered into a Business Loan and Security Agreement (the “Loan Agreement”) with a commercial funding source (the “Lender”), pursuant to which the Company obtained a loan from the Lender in the principal amount of $1,060,000, which includes origination fees of $60,000 (the “Loan”). Pursuant to the Loan Agreement, the Company granted the Lender a continuing secondary security interest in; (i) any and all amounts owed to the Company now or in the future from any merchant processor processing charges made by customers of the Company via credit card or debit card transactions, and (ii) all other tangible and intangible property. The total amount of interest and fees payable by the Company to the Lender under the Loan (the “April Repayment Amount”) will be $1,590,000 and will be repaid in 20 weekly installments of $79,500. On August 23, 2023, the April Repayment Amount was restructured in connection with the August Loan Agreement, as defined below.

On May 30, 2023, the Company entered into a Business Loan and Security Agreement (the “May Loan Agreement”) with a commercial funding source (the “May Lender”), pursuant to which the Company obtained a loan from the Lender in the principal amount of $2,000,000, which includes origination fees of $100,000 (the “May Loan”). Pursuant to the May Loan Agreement, the Company granted the May Lender a continuing secondary security interest in; (i) any and all amounts owed to the Company now or in the future from any merchant processor processing charges made by customers of the Company via credit card or debit card transactions, and (ii) all other tangible and intangible property. The total amount of interest and fees payable by the Company to the Lender under the Loan will be $2,880,000 and will be repaid in 28 weekly installments of $102,857. As of September 30, 2023, there was a remaining principal balance of $1,041,722 on the May Loan and an unamortized debt discount of $39,286. Subsequent to the quarter, the May Loan was paid off using the proceeds from another loan. (See Note 12)

On July 3, 2023, the Company entered into a Business Loan and Security Agreement (the “July Loan Agreement”) with a commercial funding source (the “July Lender’’), pursuant to which the Company obtained a loan from the Lender in the principal amount of $215,000, which includes origination fees of $10,750 (the “July Loan”). Pursuant to the July Loan Agreement, the Company granted the July Lender a continuing secondary security interest in certain collateral (as defined in the July Loan Agreement). The total amount of interest and fees payable by the Company to the Lender under the Loan (the “July Repayment Amount”) will be (i) $322,285 and will be repaid in 13 weekly installments of $24,500 with a final payment of $3,785 in the fourteenth week. As of September 30, 2023, the note was fully paid off. On August 23, 2023, the July Repayment Amount was restructured in connection with the August Loan Agreement, as defined below.

On August 23, 2023, the Company entered into a Business Loan and Security Agreement (the “August Loan Agreement”) with a commercial funding source (the “August Lender’’), pursuant to which the Company obtained a loan from the Lender in the principal amount of $1,400,000, which includes origination fees of $70,000 (the “August Loan”). Pursuant to the August Loan Agreement, the Company granted the August Lender a continuing secondary security interest in certain collateral (as defined in the August Loan Agreement). The total amount of interest and fees payable by the Company to the Lender under the Loan (the “Repayment Amount”) will be (i) $2,079,000 and will be repaid in 21 weekly installments of $99,000. As of September 30, 2023, there was a remaining principal balance of $1,160,962 on the August Loan and an unamortized debt discount of $53,333. Subsequent to the quarter, the August Loan was paid off using the proceeds from another loan. (See Note 12)

Securities Purchase Agreement

On July 3, 2023, the Company entered into a Securities Purchase Agreement (the “First Tranche Securities Purchase Agreement”) with an accredited investor pursuant to which the Company issued and sold a secured promissory note in the principal amount of $375,000 (the “First Tranche Note”) resulting in gross proceeds to the Company of $250,000. In connection with the issuance of the First Tranche Note, the Company issued 3,907 shares of its common stock (the “First Tranche Commitment Shares”) as a commitment fee to the investor. Pursuant to the First Tranche Securities Purchase Agreement, the Company was obligated to and obtained approval of its shareholders (“First Tranche Shareholder Approval”) with respect to the issuance of any securities in connection with the First Tranche Securities Purchase Agreement and the First Tranche Note in excess of 19.99% of the Company’s issued and outstanding shares on the closing date, which was equal to 33,792 shares of the Company’s common stock. The company recognized a total debt discount of $164,775 on the Note from the issuance of stock and original issuance discount. The First Tranche Note has a maturity date of December 31, 2023, and is convertible following First Tranche Shareholder Approval and the occurrence of an Event of Default (as defined in the July Note) at a conversion price of $18.00 per share.

In connection with the First Tranche Securities Purchase Agreement and the issuance of the First Tranche Note, the Company and certain of its subsidiaries also entered into a Security Agreement with the investor (the “First Tranche Security Agreement”) pursuant to which it granted the investor a security interest in certain Collateral (as defined in the First Tranche Security Agreement) to secure its obligations under the First Tranche Note. In addition, the Company entered into a registration rights agreement with the investor pursuant to which the Company agreed to prepare and file with the U.S. Securities and Exchange Commission a registration statement covering the resale of the First Tranche Commitment Shares and any shares of the Company’s common stock issuable upon conversion of the First Tranche Note within 120 days of the closing date and to have such registration statement declared effective within 150 days of the closing date. As of September 30, 2023, the First Tranche Note was fully paid off.

On July 24, 2023, the Company entered into a Securities Purchase Agreement (the “Second Tranche Securities Purchase Agreement”) with an accredited investor pursuant to which the Company issued and sold a secured promissory note in the principal amount of $2,625,000 (the “Second Tranche Note”) resulting in gross proceeds to the Company of $1,750,000. In connection with the issuance of the Second Tranche Note, the Company agreed to issue a total of 27,344 shares of its common stock (the “Second Tranche Commitment Shares”) as a commitment fee to the investor. At the request of the investor, the Company issued 17,278 Second Tranche Commitment Shares and will issue the remaining 10,066 Second Tranche Commitment Shares within 120 days, subject to the investor’s discretion. Pursuant to the Second Tranche Securities Purchase Agreement, the Company was obligated to and obtained approval of its shareholders (“Second Tranche Shareholder Approval”) with respect to the issuance of any securities in connection with the Second Tranche Securities Purchase Agreement and the Second Tranche Note in excess of 19.99% of the Company’s issued and outstanding shares on the closing date, which was equal to 38,026 shares of the Company’s common stock. The company recognized a total debt discount of $1.1 million on the Second Tranche Note from the issuance of stock and original issuance discount. The Note has a maturity date of December 31, 2023 and is convertible following Second Tranche Shareholder Approval and the occurrence of an Event of Default (as defined in the Second Tranche Note) at a conversion price of $15.60 per share.

In connection with the Second Tranche Securities Purchase Agreement and the issuance of the Second Tranche Note, the Company and certain of its subsidiaries also entered into a Security Agreement with the investor (the “Second Tranche Security Agreement”) pursuant to which it granted the investor a security interest in certain Collateral (as defined in the Second Tranche Security Agreement) to secure its obligations under the Second Tranche Note. In addition, the Company entered into a registration rights agreement with the investor pursuant to which the Company agreed to prepare and file with the U.S. Securities and Exchange Commission a registration statement covering the resale of the Second Tranche Commitment Shares and any shares of the Company’s common stock issuable upon conversion of the Second Tranche Note within 90 days of the closing date and to have such registration statement declared effective within 120 days of the closing date. As of September 30, 2023, there was $2,625,000 in outstanding principal on the Second Tranche Note, unamortized debt discount of $640,395, and accrued interest of $88,027.

NOTE 8 – NOTES PAYABLE

On May 27, 2022, the Company entered into an agreement for the purchase and sale of future receipts (the “Future Receipts Agreement”) with a commercial funding source pursuant to which the Company agreed to sell to the funder certain future trade receipts in the aggregate amount of $792,000 (the “Future Receipts Purchased Amount” for gross proceeds to the Company of $550,000, less origination fees of $16,500 and professional service fees of $13,500. Pursuant to the Future Receipts Agreement, the Company granted the funder a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Purchased Amount shall be repaid by the Company in 28 weekly installments of approximately $28,000 with the final payment due on December 7, 2022.

On September 30, 2022, the principal balance and accrued interest was paid off in full.

On August 31, 2022, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (the “Agreement”) with a commercial funding source pursuant to which the Company agreed to sell to the funder certain future trade receipts in the aggregate amount $288,000 (the “Purchased Amount”) for gross proceeds to the Company of $200,000, less origination fees of $20,000. Pursuant to the Agreement, the Company granted the funder a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Purchased Amount. The Purchased Amount shall be repaid by the Company in 20 weekly installments of approximately $14,400 with the final payment due on January 18, 2023. In connection with the Agreement, the Company also issued a warrant to purchase 667 shares of the Company’s common stock with an exercise price of $300.00 and an expiration of five years from the issuance date.

On September 30, 2022, the principal balance and accrued interest was paid off in full.

Convertible Note Financing:

On August 4, 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with certain accredited investors to purchase $1,277,778 in principal amount 10% Senior Secured Promissory Notes (the “August 2022 Notes”), resulting in gross proceeds to the Company of $1,150,000, exclusive of placement agent commission and fees and other offering expenses. In connection therewith, the Company issued, 639 shares of common stock as commitment fees and warrants (the “August 2022 Warrants”) to purchase up to 2,713 shares of the Company’s common stock.

On August 11, 2022, the Company entered into a SPA with certain accredited investors to purchase $555,556 in principal amount of August 2022 Notes, resulting in gross proceeds to the Company of $500,000. In connection therewith, the Company issued 278 shares of common stock as commitment fees and August 2022 Warrants to purchase up to 1,180 shares of the Company’s common stock.

The August 2022 Notes have a maturity date of twelve (12) months from the date of issuance and are convertible at the option of the Investor at any time prior to maturity in shares of Common Stock (the “Conversion Shares”) at an initial conversion price of $471.20 per share, subject to adjustments.

The August 2022 Warrants are exercisable for a period of five (5) years from the period commencing on the commencement date (as defined in the August 2022 Warrant) and ending on 5:00 p.m. eastern standard time on the date that is five (5) years after the date of issuance, at an initial exercise price of $471.20, subject to adjustment provided therein (including cashless exercise). These warrants were valued using a Black-Scholes Model and the resulting relative fair value was recorded as a debt discount.

On August 25, 2022, the Company entered into a First Amendment and Waiver with the holders of the August 2022 Warrants, pursuant to which the exercise price of the August 2022 Warrants was reduced to $300.00 per share and the August 2022 Warrants were modified such that they are not exercisable unless and until the Company obtains stockholder approval of the issuance of any shares of common stock upon exercise of the August 2022 Warrants. On September 16, 2022, the exercise price of the August 2022 Warrants was further adjusted to $240.00 per share. These warrants were valued using a Black-Scholes Model and the resulting valuation was recorded as an implied dividend.

Convertible Note Financing Follow On:

On September 12, 2022, the Company entered into a SPA with a certain accredited investor to purchase $555,555 in principal amount of August 2022 Notes, resulting in gross proceeds to the Company of $500,000. In connection therewith, the Company issued 278 shares of common stock as commitment fees and warrants (the “August 2022 Follow On Warrants”) to purchase up to 1,852 shares of the Company’s common stock.

The August 2022 Follow On Warrants are exercisable for a period of five (5) years from the period commencing on the commencement date (as defined in the August 2022 Follow On Warrant) and ending on 5:00 p.m. eastern standard time on the date that is five (5) years after the date of issuance, at an initial exercise price of $300.00, subject to adjustments. These warrants were valued using a Black-Scholes Model and the resulting relative fair value was recorded as a debt discount.

On September 16, 2022, the exercise price of the August 2022 Follow On Warrants was adjusted to $240.00 per share. These warrants were valued using a Black-Scholes Model and the resulting valuation was recorded as an implied dividend.

As of December 31, 2022, the principal balance of $2,388,888, a prepayment penalty of $238,889 and all accrued interest of $119,444 relating to the August 2022 Notes was paid off in full.